Related Party Balances and Transactions (Details) - Schedule of business acquisition payables-related party		Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Related Party Transaction [Line Items]
Total				¥ 110,889,414
Current portion of business acquisition payable				(34,086)
Business acquisition payable non-current				110,855,328
Xie Jinlong [Member] | Former shareholder of Shenzhen Kuxuanyou and COO of Wimi Cayman [Member]
Related Party Transaction [Line Items]
Total	[1]			20,139,056
Yi Chengwei [Member] | Former shareholder Shenshen Yitian and CTO of Wimi Cayman [Member]
Related Party Transaction [Line Items]
Total	[2]			50,828,374
Meng Xiaojuan [Member] | Former shareholder and legal representative of Shenzhen Yidian [Member]
Related Party Transaction [Line Items]
Total	[3]			15,485,681
Gao Zhixia [Member] | Former shareholder and legal representative of Skystar [Member]
Related Party Transaction [Line Items]
Total	[4]			¥ 24,436,303

[1]	Beijing WiMi acquired Shenzhen Kuxuanyou, in 2015 to acquire 100% of the capital stock of Shenzhen Kuxuanyou for an aggregate consideration of RMB 113 million (approximately USD 17.2 million) to be made over six years. Jinlong Xie became a related party to the Company after the acquisition. Beijing WiMi paid RMB 23,000,000 in 2017, RMB 23,120,000 in 2018 and RMB 22,480,000 in 2019. As of December 31, 2019, the total business acquisition payable was paid off.
[2]	Beijing WiMi acquired Shenzhen Yitian in 2015 to acquire 100% of the capital stock of Shenzhen Yitian for an aggregate consideration of RMB 192.0 million (approximately USD 28 million) to be made over six years. Yi Chengwei became a related party to the Company after the acquisition. Beijing WiMi paid RMB 25,700,000 in 2017, RMB 33,720,000 in 2018 and RMB 56,680,000 in 2019. As of December 31, 2019, the total business acquisition payable was paid off.
[3]	Beijing WiMi acquired Shenzhen Yidian in 2015 to acquire 100% of the capital stock of Shenzhen Yidian for an aggregate consideration of RMB 168.0 million (approximately USD 24.5 million) to be made over six years. Meng Xiaojuan became a related party to the Company after the acquisition. Beijing WiMi paid RMB 50,000,000 in 2017, RMB 29,350,000 in 2018 and RMB 17,050,000 in 2019. As of December 31, 2019, the total business acquisition payable was paid off.
[4]	Gao Zhixia became a related party to the Company after the acquisition of Skystar in 2017. The Company paid RMB 17,967,355 in 2017, RMB 12,710,784 in 2018 and RMB 26,805,592 (USD 3,842,435) in 2019. As of December 31, 2019, the total business acquisition payable was paid off.